Cash and Cash Equivalents	9 Months Ended
Mar. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 9. Cash and cash equivalents

	As of March 31, 2023	As of June 30, 2022
Bank accounts	6,219,911	1,081,808
Total cash and cash equivalents	$6,219,911	$1,081,808

The Company has bank accounts in: HSBC Bank USA N.A., EFG Bank AG, Lloyds Bank PLC, Alpha Group and Banco de Galicia y Buenos Aires S.A. Neither of them represents more than 40% of the Company’s deposits, as such there is no substantial asset concentration.